Financial assets and liabilities - Summary of Borrowings (Details) XUA in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2023 XUA	Jun. 30, 2022 XUA	Nov. 19, 2021 USD ($)
Borrowings
Borrowing arrangements | $	$ 81,919	$ 81,919
Less: transaction costs | $	(8,622)	(8,247)
Amortization of carrying amount, net of payments made | $	33,060	22,962
Current | XUA			XUA 7,314	XUA 5,017
Non-current	99,043	91,617	99,043	91,617
Borrowings | $	$ 106,357	$ 96,634
Oaktree Capital Management, L.P.
Borrowings
Current | XUA			5,324	4,645
Non-current | XUA			46,222	43,719
Borrowings | $					$ 60,000
NovaQuest Capital Management, L.L.C.
Borrowings
Current | XUA			1,990	372
Non-current | XUA			XUA 52,821	XUA 47,898